                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Deer VI & Co. LLC
Address:          c/o Bessemer Venture Partners
                  1865 Palmer Avenue
                  Larchmont, NY 10583

Form 13F File Number:          28-14856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Edmund Colloton
Title:  Executive Manager
Phone:  914-833-5300

Signature, Place, and Date of Signing:

 /s/ J. Edmund Colloton               Larchmont, New York       May 11, 2012
-----------------------------         -------------------       ------------
Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $107,387 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F

Page 2 of 3        Name of Reporting Manager: Deer VI & Co. LLC


ITEM 1:                       ITEM 2:      ITEM 3:     ITEM 4:  ITEM 5:               ITEM 6:      ITEM 7:           ITEM 8:
                                                                                                             ---VOTING  AUTHORITY---
                                                      VALUE   SHRS OR         PUT/  INVESTMENT     OTHER
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000) PRN AMT SH/PRN  CALL  DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------------- -------------- ----------- -------- ------- ------ ------ ----------- ------------ ------- ------ --------
AFFYMAX INC                   COM        00826A 10 9     3165  269586   SH             SOLE                   269586
AVEO PHARMACEUTICALS INC      COM        053588 10 9     8380  675242   SH             SOLE                   675242
CHINAEDU CORP              SPONS ADR     16945L 10 7     5397  734236   SH             SOLE                   734236
CORNERSTONE ONDEMAND INC      COM        21925Y 10 3    63133 2890722   SH             SOLE                  2890722
LINKEDIN CORP               COM CL A     53578A 10 8    27312  267794   SH             SOLE                   267794